Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account	$ 22,275,986	$ 290,646,467	$ 287,517,003
Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant Liabilities			4,786,875
Level 2 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant Liabilities	383,333	95,833
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Convertible promissory notes – related party		88,850
Level 3 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant Liabilities	$ 200,000	$ 50,000	$ 2,497,500